Earnings per share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) attributable to SecureTech shareholders					$ 203,298	$ (409,440)
Basic – weighted average shares outstanding	17,091,843	78,073,914	17,637,604	46,000,410	40,010,980	78,148,402
Convertible note
Series A preferred shares					182,950,000
Diluted – weighted average shares outstanding	17,091,843	78,073,914	17,637,604	46,000,410	222,960,980	78,148,402
Earnings (loss) per share: Basic					$ 0.00	$ (0.01)
Earnings (loss) per share: Diluted	$ (0.06)	$ (0.00)	$ (0.08)	$ (0.00)	$ 0.00	$ (0.01)